Tidal Trust IV
234 West Florida Street, Suite 700
Milwaukee, WI 53204

August 14, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”)
File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Emerging Markets AI ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 11, 2026, and filed electronically as Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on August 11, 2026.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC, on behalf of Tidal Trust IV